                                                             [PHOTO]

                                                   ANNUAL REPORT JUNE 30, 2001

Oppenheimer

GOLD & SPECIAL MINERALS FUND

[OPPENHEIMER FUNDS (R) LOGO]

REPORT HIGHLIGHTS

                      CONTENTS
                 1    Shareholder Letter
                 2    An Interview with Your Fund's Manager
                 6    Fund Performance
                12    FINANCIAL
                      STATEMENTS
                30    INDEPENDENT AUDITORS' REPORT
                31    Federal
                      Income Tax
                      Information
                32    Officers and Trustees

FUND OBJECTIVE

Oppenheimer Gold & Special Minerals Fund seeks capital appreciation.

                        AVERAGE ANNUAL TOTAL RETURNS*
                     For the 1- Year Period Ended 6/30/01

                                   WITHOUT           WITH
                                   SALES CHG.        SALES CHG.
                 -----------------------------------------------
                 Class A           15.60%             8.95%
                 -----------------------------------------------
                 Class B           14.76              9.76
                 -----------------------------------------------
                 Class C           14.71             13.71

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*        SEE PAGE 10 FOR FURTHER DETAILS.

PRESIDENT'S LETTER

JOHN V. MURPHY
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.

DEAR SHAREHOLDER,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

     I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

     Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

     While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY
John V. Murphy
July 23, 2001

                  1 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


[PHOTO]


PORTFOLIO MANAGEMENT
TEAM (L TO R)
Frank Jennings
Shanquan Li
(Portfolio Manager)

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE ONE-YEAR PERIOD THAT ENDED JUNE 30, 2001?

A. We are pleased with the Fund's strong performance, especially during the second half of the period. We succeeded in taking advantage of sharply rising gold prices by remaining true to our disciplined, quantitatively based investment approach. As a result, we outpaced most other funds in our peer group. The Fund's Class A shares finished the most recent 1-year period among the top 39% of funds in our peer group, ranked near the top for the 3-year period and #1 out of 25 funds in the 5-year period ending June 30, 2001, as measured by Lipper, Inc.(1)

WHAT MADE THIS SUCH A POSITIVE PERIOD FOR GOLD?

We attribute gold's strong performance chiefly to its traditional role as a refuge for investors during turbulent economic times.

     For most of the last decade, the United States has been the principal engine for global economic growth. However, during the second half of 2000 and the first half of 2001, the U.S. economy's rate of growth slowed significantly in the face of reduced levels of corporate spending, rising energy prices and declining consumer confidence. As investors grew increasingly uncertain about the prospects for global economic performance, they began moving assets into sectors they perceived as safe harbors in a turbulent financial climate.

(1.) Source: Lipper, Inc., 6/30/01. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class
A shares were ranked 13 of 33 (1-year), 6 of 30 (3-year), and 1 of 25 (5-year) among gold-oriented funds for the periods ended 6/30/01.

                   2 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

"We succeeded in taking advantage of sharply rising gold prices by remaining true to our disciplined investment approach."

     Gold has long been viewed as an attractive hedge against declines in other sectors of the economy. Historically, gold prices and gold stocks have risen sharply when the prices of other assets have dropped. That's why ownership of gold is viewed by many as insurance against loss of value in other investments, such as stocks and bonds. Indeed, gold prices surged in late 2000 and the first half of 2001 in response to increasing economic uncertainty.

HOW DID THE FUND RESPOND TO THESE CONDITIONS?

Among gold stocks, we maintained our focus on large, mature companies with strong balance sheets, relatively low operational costs and highly liquid shares, such as Newmont Mining Corp. and Barrick Gold Corp.(2) We have continued to maintain our positions in leading gold mining, exploration and development companies because we believe these companies are strongly positioned to benefit from rising gold prices and are financially sound enough to withstand the economic pressures associated with volatile gold prices.

     In the special minerals sector, we concentrated on companies with high earnings growth, such as Stillwater Mining Co. and Impala Platinum Holdings Ltd. Our focus on earnings growth is one of the characteristics that differentiates the Fund from most of its peers. In particular, we scored notable successes with stocks of platinum and palladium producers. The performance of these companies was driven by strong industrial demand for platinum and palladium in a variety of electronics and in

(2.) The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

                  3 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

            AVERAGE ANNUAL
            TOTAL RETURNS


            FOR THE PERIODS ENDED 6/30/01(3)
            Class A
            1-Year          5-Year          10-Year
            -----------------------------------------
            8.95%           -6.96%          -0.01%

            Class B                         Since
            1-Year          5-Year          Inception
            -----------------------------------------
            9.76%           -6.94%          -3.76%

            Class C                         Since
            1-Year          5-Year          Inception
            -----------------------------------------
            13.71%          -6.55%          -3.54%

environmentally mandated catalytic converters, as well as by consumer demand for platinum jewelry. We trimmed the Fund's exposure to most other special minerals, and shifted those assets into gold stocks, which we believe are well positioned to benefit from global economic uncertainty.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

Gold's strong performance during the recent period illustrates its value as a hedge against declines in other sectors of the economy. Of course, there is no way to know if global economic conditions will remain weak in the coming months and years. However, the possibility of continued economic weakness appears substantial to us. By investing a modest portion of their portfolios in the Fund, we believe investors can offset some of the risks of the current environment.

     Looking ahead, we see strong fundamentals in the market for gold. Worldwide demand has, for many years, outpaced mining production. Until recently, the gap between supply and demand was filled by sales of gold reserves by various central banks seeking to support their local currencies. But now that gold prices have begun to rise, central banks are growing reluctant to sell a commodity that may be worth more in the near future. At the same time, gold users are beginning to buy extra supplies as a hedge against future price increases. These conditions may be setting the stage for further hikes in the price of gold, creating favorable conditions for the types of companies in which we invest.

     We also see continuing investment opportunities among platinum and palladium producers. Only a handful of major companies worldwide supply the growing market for these metals, and few reserves are held above ground.

(3.)  See page 10 for further details.

                  4 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     On the other hand, we remain wary of the prospects for special minerals other than platinum and palladium over the coming months. While demand for many special minerals remains strong, prices have so far proved resistant to increases. Furthermore, if U.S. economic growth continues to slow, industrial demand may decline. Accordingly, we remain watchful of global supply and demand trends, and remain ready to further trim our holdings in this area if market conditions deteriorate.

     However the gold and special mineral markets perform in the future, we believe our conservative, disciplined investment approach will help us identify the firms best positioned to survive and thrive. That's why Oppenheimer Gold & Special Minerals Fund remains part of The Right Way to Invest.



                       [PIE CHART]
PORTFOLLIO ALLOCATION(4)

        Gold & Precious Minerals                   81.2%
        Metals                                     13.3
        Cash Equivalents                            2.0
        Other                                       3.5



              TOP TEN COMMON STOCK HOLDINGS(5)
        Franco-Nevada Mining Corp. Ltd.             5.6%
        Barrick Gold Corp.                          5.4
        Newmont Mining Corp.                        5.1
        Placer Dome, Inc.                           5.0
        Stillwater Mining Co.                       4.4
        Goldcorp, Inc.                              4.2
        Gold Fields Ltd.                            4.0
        Anglo American Platinum Corp. Ltd.          4.0
        Homestake Mining Co.                        3.8
        Normandy Mining Ltd.                        3.5

(4.) Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on total market value of investments.

(5.) Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on net assets.

                  5 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED?

Below is a discussion by OppenheimerFunds, Inc. of the Fund's performance during its fiscal year ended June 30, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the one-year period ended June 30, 2001, the performance of Oppenheimer Gold & Special Minerals Fund benefited from global economic weakness driven largely by slowing U.S. economic growth. In this environment, investors turned to gold as a traditional refuge from economic uncertainty. The Fund slightly increased its gold exposure in response to these favorable conditions, focusing on leading gold mining, exploration and development companies with strong balance sheets that were well positioned to share in the market's rise and protected against market declines. In the special minerals sector, where strong demand fueled earnings growth, we focused on fast-growing companies, especially producers of platinum and palladium. We trimmed our exposure to other special minerals in light of weakening economic fundamentals. The Fund's portfolio and our management strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET.

The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund held until June 30, 2001. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B and Class C shares, performance is measured from inception of the classes on November 1, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

                  6 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. The Index is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index. The Fund's investments are concentrated in one group of industries while the Morgan Stanley Capital International (MSCI) World Index includes companies from different industries with different degrees of volatility and returns.

                  7 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

        Oppenheimer Gold &          Morgan Stanley
         Special Minerals       Capital International
           Fund (Class A)         (MSCI) World Index
            $   9425                    $  10000
                8970                       10718
                9273                       11181
                9125                       10282
                9904                       10483
                9218                       10672
                8334                       10660
                9812                       11590
               11602                       12309
               10519                       12902
               13486                       13126
               13316                       13222
               12559                       13635
               14318                       13943
               12681                       13859
               12234                       14525
               12814                       15164
               13156                       16031
               12490                       16813
               14218                       17517
               13512                       18045
               13387                       18307
               13252                       19166
               12793                       19242
               12133                       22160
               12343                       22816
                9022                       22276
                9992                       25489
                8465                       26030
                9012                       22932
                8905                       27799
                8790                       28816
                9483                       30215
               11245                       29792
               10277                       34844
                8784                       35226
                8646                       34003
                8243                       32318
                8724                       30342
                8462                       26465
                9995                       27155

Average Annual Total Return of Clan A Shares of the Fund at 6/30/01(1)
1-Year 8.95%        5-Year -6.96%       10-Year -0.01%

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

        Oppenheimer Gold &          Morgan Stanley
         Special Minerals       Capital International
           Fund (Class B)         (MSCI) World Index
            $   10000                   $ 10000
                10615                     10654
                12049                     11100
                11425                     11434
                11296                     11600
                11158                     12145
                10753                     12193
                10170                     14042
                10332                     14457
                 7547                     14115
                 8340                     16152
                 7045                     16495
                 7490                     14531
                 7377                     17615
                 7271                     18259
                 7830                     19146
                 9271                     18878
                 8455                     22079
                 7208                     22322
                 7085                     21546
                 6740                     20479
                 7127                     19227
                 6893                     16770
                 8051                     17207



Average Annual Total Return of Clan A Shares of the Fund at 6/30/01(1)
1-Year 9.76%        5-Year -6.94%       Life-3.76%


(1.)  See page 10 for further details.

                  8 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

         Oppenheimer Gold &        Morgan Stanley
         Special Minerals      Capital International
           Fund (Class C)        (MSCI) World Index
             $ 10000                     $ 10000
               10615                       10654
               12057                       11100
               11441                       11434
               11312                       11600
               11174                       12145
               10769                       12193
               10194                       14042
               10348                       14457
                7555                       14115
                8348                       16152
                7061                       16495
                7506                       14531
                7401                       17615
                7287                       18259
                7846                       19146
                9296                       18878
                8478                       22079
                7231                       22322
                7107                       21546
                6763                       20479
                7140                       19227
                6914                       16770
                8153                       17207

Average Annual Total Return of Class C Shares of the Fund at 6/30/01'
1-Year 13.71%        5-Year -6.55%       Life -3.54%



THE PERFORMANCE INFORMATION FOR THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) WORLD INDEX BEGINS ON 6/30/91 FOR CLASS A AND 10/31/95 FOR BOTH CLASS B AND CLASS C.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

                  9 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR MONTHLY UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about Oppenheimer Gold & Special Minerals Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at
1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares were first publicly offered on 7/19/83. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). The ending account value shown in the graph is net of the applicable 2% contingent deferred sales charge. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For that reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                 10 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                    FINANCIALS

                 11 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS JUNE 30, 2001

                                                                                           MARKET VALUE
                                                                               SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.0%
------------------------------------------------------------------------------------------------------
BASIC MATERIALS--95.1%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Potash Corp. of Saskatchewan, Inc.                                             13,000      $   746,200
------------------------------------------------------------------------------------------------------
GOLD & PRECIOUS MINERALS--81.0%
------------------------------------------------------------------------------------------------------
GOLD--5.6%
Franco-Nevada Mining Corp. Ltd.                                               362,940        4,656,327
------------------------------------------------------------------------------------------------------
GOLD MINING: AUSTRALIA--6.9%
Delta Gold Ltd.(1)                                                          1,000,000          812,960
------------------------------------------------------------------------------------------------------
Lihir Gold Ltd.(1)                                                          2,500,000        1,155,928
------------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                          708,997        1,617,124
------------------------------------------------------------------------------------------------------
Sons of Gwalia Ltd.                                                           453,019        2,087,723
                                                                                      ----------------
                                                                                             5,673,735
------------------------------------------------------------------------------------------------------
GOLD MINING: CANADA--18.3%
Agnico-Eagle Mines Ltd.                                                       280,000        2,398,524
------------------------------------------------------------------------------------------------------
Barrick Gold Corp.                                                             51,860          789,382
------------------------------------------------------------------------------------------------------
Barrick Gold Corp.                                                            292,000        4,423,800
------------------------------------------------------------------------------------------------------
Cambior, Inc.(1)                                                              278,900          152,535
------------------------------------------------------------------------------------------------------
Francisco Gold Corp.(1)                                                        74,000          314,510
------------------------------------------------------------------------------------------------------
Glamis Gold Ltd.(1)                                                            55,900          157,283
------------------------------------------------------------------------------------------------------
Kinross Gold Corp.(1)                                                         408,700          344,713
------------------------------------------------------------------------------------------------------
Placer Dome, Inc.                                                             420,000        4,116,000
------------------------------------------------------------------------------------------------------
Teck Corp., Cl. B                                                             279,800        2,387,592
                                                                                      ----------------
                                                                                            15,084,339
------------------------------------------------------------------------------------------------------
GOLD RELATED INVESTMENT--3.5%
Normandy Mining Ltd.                                                        4,558,306        2,871,933
------------------------------------------------------------------------------------------------------
GOLD MINING: SOUTH AFRICA--19.3%
AngloGold Ltd.                                                                 61,500        2,265,798
------------------------------------------------------------------------------------------------------
AngloGold Ltd., CUFS                                                           39,550        1,416,723
------------------------------------------------------------------------------------------------------
AngloGold Ltd., Sponsored ADR                                                  48,000          859,680
------------------------------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., Sponsored GDR(1)                                 406,120        1,218,360
------------------------------------------------------------------------------------------------------
Avgold Ltd.(1)                                                              2,116,900        1,260,466
------------------------------------------------------------------------------------------------------
Gold Fields Ltd.                                                              742,147        3,337,240
------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co.                                                       364,600        2,121,187
------------------------------------------------------------------------------------------------------
IAMGOLD Corp.(1)                                                              210,000          425,507
------------------------------------------------------------------------------------------------------
Meridian Gold, Inc.(1)                                                        290,400        2,273,295
------------------------------------------------------------------------------------------------------
Western Areas Ltd.(1)                                                         265,000          788,945
                                                                                      ----------------
                                                                                            15,967,201

                 12 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                                                                 MARKET VALUE
                                                                                                    SHARES         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
GOLD MINING: UNITED STATES--13.1%
Goldcorp, Inc.                                                                                       323,900  $      3,457,551
------------------------------------------------------------------------------------------------------------------------------
Homestake Mining Co.                                                                                 400,000         3,100,000
------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.                                                                                 227,871         4,240,679
                                                                                                              ----------------
                                                                                                                    10,798,230

------------------------------------------------------------------------------------------------------------------------------
PLATINUM MINING--13.5%
Anglo American Platinum Corp. Ltd.                                                                    73,600         3,277,644
------------------------------------------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd., ADR                                                               30,718         1,368,014
------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                         50,000         2,502,047
------------------------------------------------------------------------------------------------------------------------------
Northam Platinum Ltd.                                                                                210,100           397,453
------------------------------------------------------------------------------------------------------------------------------
Stillwater Mining Co.(1)                                                                             124,000         3,627,000
                                                                                                              ----------------
                                                                                                                    11,172,158
------------------------------------------------------------------------------------------------------------------------------
SPECIAL MINERAL PRODUCERS--0.8%
BHP Billiton Ltd., Sponsored ADR                                                                      28,600           622,050
                                                                                                              ----------------
                                                                                                                    66,845,973
------------------------------------------------------------------------------------------------------------------------------
METALS--13.2%
------------------------------------------------------------------------------------------------------------------------------
ALUMINUM--1.4%
Kaiser Aluminum Corp.(1)                                                                              68,000           270,640
------------------------------------------------------------------------------------------------------------------------------
Outokumpu Oyj                                                                                        111,800           903,906
                                                                                                              ----------------
                                                                                                                     1,174,546
------------------------------------------------------------------------------------------------------------------------------
COPPER--4.0%
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)                                                       200,000         2,210,000
------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                    26,800         1,112,200
                                                                                                              ----------------
                                                                                                                     3,322,200
------------------------------------------------------------------------------------------------------------------------------
STEEL--0.1%
Salzgitter AG                                                                                          5,000            40,425
------------------------------------------------------------------------------------------------------------------------------
METALS: DIVERSIFIED--7.5%
Antofagasta plc                                                                                      218,980         1,441,316
------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura SA, Sponsored ADR, B Shares                                               100             1,844
------------------------------------------------------------------------------------------------------------------------------
Gencor Ltd.                                                                                          160,000           670,851
------------------------------------------------------------------------------------------------------------------------------
Lonmin plc                                                                                            47,200           680,416
------------------------------------------------------------------------------------------------------------------------------
North American Palladium Ltd.(1)                                                                      65,900           514,572
------------------------------------------------------------------------------------------------------------------------------
Nueva G Mexico SA, Cl. B                                                                             186,900           485,786
------------------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                                         74,100         1,315,184
------------------------------------------------------------------------------------------------------------------------------
WMC Ltd.                                                                                             229,100         1,115,167
                                                                                                              ----------------
                                                                                                                     6,225,136

                 13 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS CONTINUED


                                                                                                      MARKET VALUE
                                                                                       SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
METALS: MISCELLANEOUS--0.2%
Cameco Corp.                                                                               9,600   $         201,792
                                                                                                   -----------------
                                                                                                          10,964,099

--------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--0.3%
--------------------------------------------------------------------------------------------------------------------
MANUFACTURING--0.3%
Maverick Tube Corp.(1)                                                                    15,900             269,505
--------------------------------------------------------------------------------------------------------------------
ENERGY--0.6%
--------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES--0.6%
Arch Coal, Inc.                                                                           19,000             491,530
                                                                                                   -----------------
Total Common Stocks (Cost $80,833,733)                                                                    79,317,307



--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.6%
Ashanti Goldfields Co. Ltd., Series E(2)                                                  88,888              37,777
--------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp., $3.25 Cum. Cv                                                       33,900           1,330,236
                                                                                                   -----------------
Total Preferred Stocks (Cost $1,866,040)                                                                   1,368,013

                                                                                       PRINCIPAL
                                                                                          AMOUNT
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.0%
Repurchase agreement with Zion First National Bank, 3.95%,
dated 6/29/01, to be repurchased at $1,636,539 on 7/2/01,
collateralized by U.S. Treasury Bonds, 8.125%-8.875%,
2/15/19-8/15/19, with a value of $1,670,827 (Cost $1,636,000)                    $     1,636,000           1,636,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $84,335,773)                                             99.6%          82,321,320
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             0.4              307,896
                                                                                 --------------    -----------------
NET ASSETS                                                                                100.0%   $      82,629,216
                                                                                 ==============    =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.)  Non-income-producing security.

(2.) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

   GEOGRAPHIC DIVERSIFICATION      MARKET VALUE         PERCENT
------------------------------------------------------------------
 Canada                         $      27,359,584          33.2%
 South Africa                          20,067,685          24.4
 United States                         18,287,790          22.2
 Australia                             11,737,384          14.3
 Great Britain                          3,436,916           4.2
 Finland                                  903,906           1.1
 Mexico                                   485,786           0.6
 Germany                                   40,425           0.0
 Peru                                       1,844           0.0
                                ----------------------------------
 TOTAL                          $      82,321,320         100.0%
                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 14 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2001

------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $84,335,773)--see accompanying statement                      $       82,321,320
------------------------------------------------------------------------------------------------------------
Cash                                                                                                  20,006
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 1,796,053
Investments sold                                                                                     840,488
Interest and dividends                                                                                 3,583
Other                                                                                                 11,140
                                                                                          ------------------
Total assets                                                                                      84,992,590
------------------------------------------------------------------------------------------------------------
LIABILITIES
Unrealized depreciation on foreign currency contracts                                                    656
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              1,993,104
Shares of beneficial interest redeemed                                                               185,339
Distribution and service plan fees                                                                    48,328
Trustees' compensation                                                                                32,164
Transfer and shareholder servicing agent fees                                                          8,929
Other                                                                                                 94,854
                                                                                          ------------------
Total liabilities                                                                                  2,363,374
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $       82,629,216
                                                                                          ==================
------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                           $      102,370,823
------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                               (882,970)
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                                            (16,843,415)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                        (2,015,222)
                                                                                          ------------------
NET ASSETS                                                                                $       82,629,216
                                                                                          ==================

                 15 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES CONTINUED

JUNE 30, 2001
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per
share (based on net assets of
$57,293,838 and 5,781,546 shares of
beneficial interest outstanding)                                     $9.91

Maximum offering price per share (net
asset value plus sales charge of 5.75%
of offering price)                                                  $10.51

--------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption
price (excludes applicable contingent
deferred sales charge) and offering
price per share (based on net assets of
$16,990,257 and 1,746,236 shares of
beneficial interest outstanding)                                     $9.73

--------------------------------------------------------------------------
Class C Shares: Net asset value,
redemption price (excludes applicable
contingent deferred sales charge) and
offering price per share (based on net
assets of $8,344,036 and 856,975 shares
of beneficial interest outstanding)                                  $9.74

--------------------------------------------------------------------------
Class N Shares: Net asset value,
redemption price (excludes applicable
contingent deferred sales charge) and
offering price per share (based on net
assets of $1,085 and 109.76 shares of
beneficial interest outstanding)                                     $9.89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 16 OPPENHEIMER GOLD & SPECIAL MINERALS FUND


STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2001

   ------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $102,277)                                $       2,252,978
   ------------------------------------------------------------------------------------------------------------
   Interest                                                                                          124,784
                                                                                           -----------------
   Total income                                                                                    2,377,762
   ------------------------------------------------------------------------------------------------------------
   EXPENSES
   Management fees                                                                                   566,405
   ------------------------------------------------------------------------------------------------------------
   Distribution and service plan fees:
   Class A                                                                                           123,663
   Class B                                                                                           145,347
   Class C                                                                                            66,996
   ------------------------------------------------------------------------------------------------------------
   Transfer and shareholder servicing agent fees                                                     167,312
   ------------------------------------------------------------------------------------------------------------
   Custodian fees and expenses                                                                        25,504
   ------------------------------------------------------------------------------------------------------------
   Legal, auditing and other professional fees                                                        24,908
   ------------------------------------------------------------------------------------------------------------
   Insurance expenses                                                                                    990
   ------------------------------------------------------------------------------------------------------------
   Registration and filing fees                                                                          422
   ------------------------------------------------------------------------------------------------------------
   Other                                                                                              58,699
                                                                                           -----------------
   Total expenses                                                                                  1,180,246
   Less reduction to custodian expenses                                                                 (399)
                                                                                           -----------------
   Net expenses                                                                                    1,179,847
   ------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                                           1,197,915
   ------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
   Investments                                                                                     5,117,474
   Foreign currency transactions                                                                    (707,583)
                                                                                           -----------------
   Net realized gain (loss)                                                                        4,409,891
   ------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                     8,912,671
   Translation of assets and liabilities denominated in foreign currencies                        (3,422,392)
                                                                                           -----------------
   Net change                                                                                      5,490,279
                                                                                           -----------------
   Net realized and unrealized gain (loss)                                                         9,900,170
   ------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $      11,098,085
                                                                                           =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 17 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JUNE 30,                                                                         2001               2000
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                   $       1,197,915  $         441,166
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                               4,409,891          4,711,588
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                   5,490,279        (11,867,844)
                                                                               -----------------  -----------------
Net increase (decrease) in net assets resulting from operations                       11,098,085         (6,715,090)
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                               (1,403,871)        (1,482,355)
Class B                                                                                 (231,348)          (229,633)
Class C                                                                                 (130,855)           (90,802)
Class N                                                                                       --                 --
-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                              (10,137,324)       (11,131,466)
Class B                                                                               (1,141,631)         3,181,913
Class C                                                                                1,090,692          1,009,362
Class N                                                                                    1,000                 --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total decrease                                                                          (855,252)       (15,458,071)
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   83,484,468         98,942,539
                                                                               -----------------  -----------------
End of period [including undistributed (overdistributed) net investment income of $(882,970) and $(1,184,693),
respectively]                                                                  $      82,629,216  $      83,484,468
                                                                               =================  =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 18 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS

CLASS A       YEAR ENDED JUNE 30,              2001       2000          1999        1998            1997
==========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period        $    8.80  $    9.85     $    8.81  $    12.68      $    14.15
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .14        .06           .06         .04             .04
Net realized and unrealized gain (loss)          1.20       (.91)         1.00       (3.87)          (1.48)
                                            --------------------------------------------------------------
Total income (loss) from
investment operations                            1.34       (.85)         1.06       (3.83)          (1.44)
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.23)      (.20)         (.02)       (.04)           (.03)
                                            --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.23)      (.20)         (.02)       (.04)           (.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.91  $    8.80     $    9.85  $     8.81      $    12.68
                                            ==============================================================
==========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)             15.60%     (8.83)%       12.03%     (30.23)%        (10.20)%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $  57,294  $  61,298     $  78,514  $   78,458      $  126,086
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  54,347  $  72,512     $  78,932  $  102,501      $  149,564
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                            1.82%      0.66%         0.62%       0.32%           0.28%
Expenses                                         1.34%      1.41%         1.62%       1.43%(3)        1.34%(3)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            25%        36%           45%         65%             21%

(1.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2.)  Annualized for periods of less than one full year.

(3.)  Expense ratio reflects the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 19 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS CONTINUED

CLASS B       YEAR ENDED JUNE 30,               2001       2000          1999          1998            1997
=============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period         $    8.63  $    9.67     $    8.70     $   12.56       $   14.11
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .09        .01            --          (.01)           (.04)
Net realized and unrealized gain (loss)           1.16       (.92)          .97         (3.85)          (1.51)
                                             ----------------------------------------------------------------
Total income (loss) from investment
operations                                        1.25       (.91)          .97         (3.86)          (1.55)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.15)      (.13)           --            --             --
                                             ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.15)      (.13)           --            --             --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    9.73  $    8.63     $    9.67     $    8.70       $   12.56
                                             ================================================================
=============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)              14.76%     (9.52)%       11.15%       (30.73)%        (10.99)%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $  16,990  $  15,907     $  14,528     $  10,681       $   8,716
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $  14,554  $  16,624     $  12,369     $  10,150       $   7,361
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                      0.98%     (0.17)%       (0.22)%       (0.41)%         (0.48)%
Expenses                                          2.11%      2.19%         2.41%         2.21%(3)        2.16%(3)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             25%        36%           45%           65%             21%

(1.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2.)  Annualized for periods of less than one full year.

(3.)  Expense ratio reflects the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 20 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS C       YEAR ENDED JUNE 30,              2001      2000          1999         1998           1997
=========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period        $   8.66  $   9.69      $   8.72     $   12.59      $   14.13
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     .13       .01          (.02)         (.01)          (.02)
Net realized and unrealized gain (loss)         1.12      (.91)          .99         (3.86)         (1.52)
                                            -------------------------------------------------------------
Total income (loss) from investment
operations                                      1.25      (.90)          .97         (3.87)         (1.54)
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.17)     (.13)           --           --             --
                                            -------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                    (.17)     (.13)           --           --             --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   9.74  $   8.66      $   9.69     $    8.72      $  12.59
                                            =============================================================
=========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)            14.71%    (9.42)%       11.12%       (30.74)%      (10.90)
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $  8,344  $  6,279      $  5,900     $   5,271      $  3,935
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  6,714  $  6,579      $  5,276     $   4,215      $  2,672
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                    1.01%    (0.13)%       (0.22)%       (0.41)%       (0.45)%
Expenses                                        2.11%     2.19%         2.40%         2.20%(3)      2.18%(3)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           25%       36%           45%           65%           21%

(1.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2.)  Annualized for periods of less than one full year.

(3.)  Expense ratio reflects the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 21 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS CONTINUED



                                                                  PERIOD ENDED
CLASS N                                                        JUNE 30, 2001(1)
=============================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                                 $9.11
                                                                   ----------
Income (loss) from investment operations:
Net investment loss                                                   (.06)
Net realized and unrealized gain (loss)                                .84
                                                                   ----------
Total income (loss) from investment operations                         .78
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    --
                                                                   ----------
Total dividends and/or distributions to shareholders                    --
-----------------------------------------------------------------------------
Net asset value, end of period                                       $9.89
                                                                   ==========
=============================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                   8.56%
=============================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                $1
-----------------------------------------------------------------------------
Average net assets (in thousands)                                       $1
-----------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                  (2.09)%
Expenses                                                              1.11%
-----------------------------------------------------------------------------
Portfolio turnover rate                                                 25%

(1.)  For the period from March 1, 2001 (inception of offering) to June 30,
2001.

(2.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3.)  Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 22 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS
===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                 23 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
===============================================================================

1. SIGNIFICANT ACCOUNTING POLICIES Continued

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry
System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of June 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

EXPIRING
-----------------------------
    2004    $        762,886
    2006           6,314,932
    2007           9,596,997
            ----------------
   Total    $     16,674,815
            ================

-------------------------------------------------------------------------------

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended June 30, 2001, the Fund's projected benefit obligations were decreased by $77,890 and payments of $5,207 were made to retired trustees, resulting in an accumulated liability of $25,814 as of June 30, 2001.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                 24 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

-------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $3,996, a decrease in overdistributed net investment income of $869,882, and an increase in accumulated net realized loss on investments of $865,886. Net assets of the Fund were unaffected by the reclassifications.
-------------------------------------------------------------------------------

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

-------------------------------------------------------------------------------

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                 25 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
===============================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:



                                                   YEAR ENDED JUNE 30, 2001(1)                          YEAR ENDED JUNE 30, 2000
                                                   SHARES              AMOUNT                           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                             5,224,865      $   46,633,517                       10,970,320     $   106,996,661
Dividends and/or
distributions
reinvested                                         143,540           1,222,967                          132,620           1,282,437
Redeemed                                        (6,553,595)        (57,993,808)                     (12,110,062)       (119,410,564)
                                               -----------      --------------                      -----------     ---------------
Net increase (decrease)                         (1,185,190)     $  (10,137,324)                      (1,007,122)    $   (11,131,466)
                                               ====================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                             4,414,845      $   37,812,588                        4,261,492     $    41,145,408
Dividends and/or
distributions
reinvested                                          22,064             185,343                           20,484             195,009
Redeemed                                        (4,534,066)        (39,139,562)                      (3,941,537)        (38,158,504)
                                               -----------      --------------                      -----------     ---------------
Net increase (decrease)                            (97,157)     $   (1,141,631)                         340,439     $     3,181,913
                                               ====================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                             2,747,064      $   24,085,687                        2,518,435     $    24,579,605
Dividends and/or
distributions
reinvested                                          12,914             108,479                            8,421              80,427
Redeemed                                        (2,628,500)        (23,103,474)                      (2,410,045)        (23,650,670)
                                               -----------      --------------                      -----------     ---------------
Net increase (decrease)                            131,478      $    1,090,692                          116,811     $     1,009,362
                                               ====================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                109.76      $        1,000                               --     $            --
Dividends and/or
distributions
reinvested                                              --                  --                               --                  --
Redeemed                                                --                  --                               --                  --
                                               -----------      --------------                      -----------     ---------------
Net increase (decrease)                             109.76      $        1,000                               --     $            --
                                               ====================================================================================

(1.) For the year ended June 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class
N shares.
===============================================================================
 3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2001, were $18,353,056 and $28,290,345, respectively.

                 26 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

As of June 30, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $89,369,431 was:

Gross unrealized appreciation                         $      12,484,378
Gross unrealized depreciation                               (19,532,489)
                                                      -----------------
Net unrealized appreciation (depreciation)            $      (7,048,111)
                                                      =================

===============================================================================

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended June 30, 2001, was an annualized rate of 0.75%.
-------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
The Fund pays OFS an agreed-upon per account fee.
-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                  AGGREGATE           CLASS A        COMMISSIONS       COMMISSIONS     COMMISSIONS ON           COMMISSIONS
                  FRONT-END         FRONT-END         ON CLASS A        ON CLASS B            CLASS C            ON CLASS N
              SALES CHARGES     SALES CHARGES             SHARES            SHARES             SHARES                SHARES
                 ON CLASS A       RETAINED BY        ADVANCED BY       ADVANCED BY        ADVANCED BY           ADVANCED BY
YEAR ENDED           SHARES       DISTRIBUTOR     DISTRIBUTOR(1)    DISTRIBUTOR(1)     DISTRIBUTOR(1)        DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------------------------
June 30, 2001     $ 84,163           $ 18,231          $ 28,548        $  124,747           $ 20,639              $--

(1.) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                       CLASS A           CLASS B           CLASS C           CLASS N
                    CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                      DEFERRED          DEFERRED          DEFERRED          DEFERRED
                 SALES CHARGES      SALESCHARGES      SALESCHARGES      SALESCHARGES
                   RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
 YEAR ENDED        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------
June 30, 2001             $--          $ 86,527           $ 3,245               $--

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                 27 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
===============================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended June 30, 2001, payments under the Class A plan totaled $123,663, all of which were paid by the Distributor to recipients, and included $3,125 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
-------------------------------------------------------------------------------

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended June 30, 2001, were as follows:


                                                                                    DISTRIBUTOR'S
                                                                  DISTRIBUTOR'S         AGGREGATE
                                                                      AGGREGATE      UNREIMBURSED
                                                                   UNREIMBURSED     EXPENSES AS %
                         TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES     OF NET ASSETS
                             UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------------
Class B Plan                  $ 145,347           $ 117,490           $ 842,040             4.96%
Class C Plan                     66,996              26,576             160,619             1.92
Class N Plan                         --                  --                  --               --

                 28 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

===============================================================================
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                                                                   CONTRACT            VALUATION AS OF             UNREALIZED
CONTRACT DESCRIPTION                 EXPIRATION DATE          AMOUNT (000S)              JUNE 30, 2001           DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
South African Rand (ZAR)                      7/3/01             ZAR2,388                    $ 296,085                 $  656

-------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2001, was $37,777, which represents 0.05% of the Fund's net assets.

-------------------------------------------------------------------------------
7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended or at June 30, 2001.

                 29 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

INDEPENDENT AUDITORS' REPORT
===============================================================================
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

OPPENHEIMER GOLD & SPECIAL MINERALS FUND:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Gold & Special Minerals Fund as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Gold & Special Minerals Fund as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
July 23, 2001

                 30 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FEDERAL INCOME TAX INFORMATION UNAUDITED
===============================================================================

In early 2002 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Dividends of $0.2260, $0.1497 and $0.1675 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 7, 2000, all of which was designated as "ordinary income" for federal income tax purposes.

     Dividends paid by the Fund during the fiscal year ended June 30, 2001, which are not designated as capital gain distributions should be multiplied by 6% to arrive at the amount eligible for the corporate dividend-received deduction.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                 31 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
===============================================================================

OFFICERS AND TRUSTEES   Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees
                        Bridget A. Macaskill, Trustee and President
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K. Yeutter, Trustee
                        Shanquan Li, Vice President
                        Andrew J. Donohue, Secretary
                        Brian W. Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Robert G. Zack, Assistant Secretary
===========================================================================================================
INVESTMENT ADVISOR                    OppenheimerFunds, Inc.
===========================================================================================================
DISTRIBUTOR                           OppenheimerFunds Distributor, Inc.
===========================================================================================================
TRANSFER AND SHAREHOLDER              OppenheimerFunds Services
===========================================================================================================
SERVICING AGENT
===========================================================================================================
CUSTODIAN OF PORTFOLIO SECURITIES     The Bank of New York
===========================================================================================================
INDEPENDENT AUDITORS                  KPMG LLP
===========================================================================================================
LEGAL COUNSEL                         Mayer, Brown & Platt

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                           OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203

                            (C) Copyright 2001 OppenheimerFunds, Inc. All rights
reserved.

                 32 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website-- we're here to help.

INTERNET

24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM
-------------------------------------------------------------------------------
GENERAL INFORMATION
Mon--Fri 8am--9pm ET, Sat 10am--4pm ET
1.800.525.7048
-------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS
Mon--Fri 8am--9pm ET, Sat 10am--4pm ET
1.800.852.8457
-------------------------------------------------------------------------------

PHONELINK
24-hr automated information and automated transactions
1.800.533.3310

-------------------------------------------------------------------------------

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon--Fri 9am--6:30pm ET   1.800.843.4461

-------------------------------------------------------------------------------
OPPENHEIMERFUNDS MARKET HOTLINE
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

-------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217--5270

-------------------------------------------------------------------------------

EDOCS DIRECT
Receive shareholder report and prospectus notifications for
your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM
-------------------------------------------------------------------------------

TICKER SYMBOLS          Class A: OPGSX         Class B: OGMBX          Class C: OGMCX          Class N: OGMNX

(1.) Automatic investment plans do not assure profit or protect against losses in declining markets.

(2.) At times this website may be inaccessible or its transaction feature may be unavailable.

                                                       [OPPENHEIMERFUNDS LOGO]
RA0410.001.0601August 29, 2001